Consolidated Statements of Operations and Other Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Rental income	$ 480,048	$ 494,901	$ 501,845
Tenant recovery income	109,745	113,326	119,805
Other property income	10,155	15,471	18,519
Insurance captive income		2,996	2,261
Total revenues	599,948	626,694	642,430
Expenses:
Property operating expenses	102,366	104,406	120,363
Real estate taxes	79,529	84,309	91,835
Depreciation and amortization	234,406	238,563	241,414
Provision for impairment of investment properties	7,650	11,030	27,600
Loss on lease terminations	8,712	13,812	13,681
Insurance captive expenses		3,392	3,655
General and administrative expenses	20,605	18,119	21,191
Total expenses	453,268	473,631	519,739
Operating income	146,680	153,063	122,691
Dividend income	2,538	3,472	10,132
Interest income	663	740	1,483
Gain on extinguishment of debt, net	16,705
Equity in (loss) income of unconsolidated joint ventures, net	(6,437)	2,025	(11,299)
Interest expense	(230,979)	(255,355)	(226,392)
Co-venture obligation expense	(7,167)	(7,167)	(597)
Recognized gain on marketable securities, net	277	4,007	18,039
Impairment of notes receivable			(17,322)
Gain on interest rate locks			3,989
Other income (expense), net	1,861	(4,302)	(10,370)
Loss from continuing operations	(75,859)	(103,517)	(109,646)
Discontinued operations:
Operating income (loss), net	(27,134)	(14,996)	(32,146)
Gain on sales of investment properties, net	24,509	23,806	26,383
Income (loss) from discontinued operations	(2,625)	8,810	(5,763)
Gain on sales of investment properties	5,906
Net loss	(72,578)	(94,707)	(115,409)
Net (income) loss attributable to noncontrolling interests	(31)	(1,136)	3,074
Net loss attributable to Company shareholders	(72,609)	(95,843)	(112,335)
(Loss) earnings per common share-basic and diluted:
Continuing operations (in dollars per share)	$ (0.36)	$ (0.54)	$ (0.55)
Discontinued operations (in dollars per share)	$ (0.02)	$ 0.04	$ (0.03)
Net loss per common share attributable to Company shareholders (in dollars per share)	$ (0.38)	$ (0.50)	$ (0.58)
Net loss	(72,578)	(94,707)	(115,409)
Other comprehensive loss:
Net unrealized gain on derivative instruments	1,211	1,247	1,696
Net unrealized (loss) gain on marketable securities	(3,486)	13,742	35,594
Reversal of unrealized gain to recognized gain on marketable securities, net	(277)	(4,007)	(18,039)
Comprehensive loss	(75,130)	(83,725)	(96,158)
Comprehensive (income) loss attributable to noncontrolling interests	(31)	(1,136)	3,074
Comprehensive loss attributable to Company shareholders	$ (75,161)	$ (84,861)	$ (93,084)
Weighted average number of common shares outstanding - basic (in shares)	192,456	193,497	192,124
Weighted average number of common shares outstanding - diluted (in shares)	192,456	193,497	192,124